Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–101.34%(b)(c)
Aerospace & Defense–4.92%
Atlantic Aviation FBO, Inc., Term Loan (d)(e)	–	12/06/2025		$ 1,085	$ 1,074,642
CEP IV Investment 16 S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	105	109,284
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		1,950	1,823,480
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		1,048	979,501
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		1,625	1,567,688
IAP Worldwide Services, Inc.
Revolver Loan(e)	0.75%	07/18/2021		195	194,652
Revolver Loan(e)(f)	0.00%	07/18/2021		1,752	1,751,870
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(e)	8.00%	07/18/2021		2,141	2,076,484
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	10/04/2024		1,385	1,346,425
PAE Holdings Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/04/2027		129	128,761
Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		637	635,219
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		850	851,443
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025		548	545,455
Spirit Aerosystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		1,026	1,038,608
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025		4,732	4,597,673
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.40%	12/09/2025		3,876	3,766,098
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.40%	08/22/2024		629	612,138
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	03/08/2025		217	212,827
					23,312,248
Air Transport–2.68%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.89%	06/27/2025		31	23,064
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		986	968,628
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		1,095	1,065,266
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027		2,628	2,618,220
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		2,598	2,629,897
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	411	438,075
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		773	787,761
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		1,714	1,771,157
SkyMiles IP Ltd., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		2,288	2,344,281
WestJet Airlines Ltd. (Canada), Term Loan B (2 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		51	48,242
					12,694,591
Automotive–5.29%
American Axle & Manufacturing, Inc., Term Loan B (d)	–	04/06/2024		884	869,652
Autokiniton US Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 5.75%)(e)	5.89%	05/22/2025		1,278	1,271,817
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	2.46%	10/30/2026		107	104,615
Ford Motor Co., Delayed Draw Term Loan (3 mo. USD LIBOR + 1.25%)(e)	1.48%	12/31/2022		2,691	2,570,298
Garrett Borrowing LLC
DIP Term Loan(e)(g)	5.50%	03/31/2021		1,377	1,383,363
Term Loan A(g)	2.75%	09/27/2023	EUR	675	778,760
Term Loan B(g)	3.75%	09/27/2025	EUR	101	117,453
Term Loan B(g)	5.75%	09/27/2025		1,125	1,103,413
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan(d)	–	03/03/2025		$ 365	$ 358,908
Highline Aftermarket Acquisition LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(e)	5.25%	10/28/2027		669	668,030
Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		736	732,074
IAA Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	06/28/2026		751	745,380
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)(e)	4.25%	10/26/2027		1,949	1,934,180
Mavis Tire Express Services Corp.
Term Loan (1 mo. USD LIBOR + 3.25%)	3.47%	03/20/2025		893	871,570
Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	03/20/2025		702	697,550
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.65%	11/06/2024		42	42,313
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	04/30/2026		1,207	1,197,394
Project Boost Purchaser LLC, Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		253	252,079
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/22/2024		925	907,882
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	10/01/2025		2,605	2,516,255
ThermaSys Corp.
PIK Term Loan, 12.00% PIK Rate(e)(h)	12.00%	10/02/2023		126	109,712
Term Loan(d)(e)	–	01/01/2024		690	503,483
TI Group Automotive Systems LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/31/2024		263	262,029
Term Loan B (3 mo. EURIBOR + 3.75%)	4.50%	12/31/2024	EUR	41	49,637
Transtar Holding Co.
Delayed Draw Term Loan(e)(f)	0.00%	04/11/2022		170	170,809
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)(e)	5.50%	04/11/2022		2,134	2,101,742
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate(e)(h)	7.75%	04/11/2022		814	817,825
Visteon Corp., Term Loan(d)	–	03/25/2024		85	84,653
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.15%	02/05/2026		598	582,906
Winter Park Intermediate, Inc.
Term Loan (1 mo. USD LIBOR + 4.75%)	5.45%	04/04/2025		733	723,060
Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	11/06/2027		572	564,357
					25,093,199
Beverage & Tobacco–0.75%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			1,089	1,071,519
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.25%	12/13/2023			201	197,309
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.25%	12/13/2023			133	132,200
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			1,489	1,462,419
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			292	253,551
Arterra Wines Canada, Inc. (Canada), Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.25%	11/19/2027			418	418,428
						3,535,426
Building & Development–2.73%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025			832	851,962
Advanced Drainage Systems, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	09/30/2026			456	455,377
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	01/15/2027			1,627	1,598,411
American Residential Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/07/2027			305	303,415
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.25%)	3.75%	03/20/2024	EUR		943	1,089,427
Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR		125	149,524
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.15%	05/31/2023			21	19,483
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/27/2025			453	419,334
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR		170	203,250
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development–(continued)
Foncia Groupe SAS (France), Term Loan B-3 (3 mo. EURIBOR + 3.00%)	3.25%	09/07/2023	EUR	377	$ 446,635
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan C-2(d)	–	09/30/2026	EUR	409	485,749
Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR	356	420,335
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.66%	11/15/2023		$ 855	844,459
Quimper AB (Sweden), Second Lien Term Loan (6 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR	309	368,055
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	12/15/2023		2,274	2,274,059
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/08/2025		36	34,969
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024		927	928,339
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027		2,062	2,047,496
					12,940,279
Business Equipment & Services–11.30%
Adevinta ASA (France), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/22/2027			498	499,214
Alorica, Inc.
Delayed Draw Term Loan(d)	–	10/02/2020			201	201,407
Delayed Draw Term Loan(f)	0.00%	10/02/2020			447	447,061
PIK Term Loan B, 1.13% PIK Rate, 6.50% Cash Rate(h)	1.13%	06/30/2022			467	448,598
Term Loan B (3 mo. PRIME + 3.25%)	6.50%	10/02/2020			648	646,039
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026			236	215,033
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	5.00%	05/22/2024			928	918,419
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/30/2026			1,411	1,407,788
Term Loan (1 mo. USD LIBOR + 3.25%)	3.15%	10/30/2026			1,540	1,524,554
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.90%	02/09/2026			432	420,244
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(h)	9.50%	08/15/2023			490	88,205
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023			354	248,114
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	7.39%	08/08/2026			72	66,461
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.00%	07/26/2023			346	339,297
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027			2,413	2,410,845
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(e)	9.00%	03/06/2028			677	687,660
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR		505	601,981
Dun & Bradstreet Corp. (The), Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	02/06/2026			427	424,647
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	1.90%	08/02/2024			360	355,591
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.91%	10/30/2026			765	765,184
Genesys Telecom Holdings, U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	10/08/2027			1,495	1,491,939
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.15%	04/16/2025			791	779,450
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)(e)	9.15%	04/16/2026			375	367,460
GlobalLogic Holdings, Inc., Term Loan B-2(d)(e)	–	08/13/2027			687	688,329
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.00%)	3.75%	12/21/2024			129	128,141
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	4.81%	06/23/2024	GBP		679	795,260
Inmar, Inc., First Lien Term Loan(d)	–	05/01/2024			244	236,371
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.72%	03/05/2026			1,021	1,016,478
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	8.72%	03/05/2027			701	634,401
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	5.00%	11/21/2024			328	324,254
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	2.44%	09/15/2026			1,223	1,197,284
Karman Buyer Corp.
First Lien Term Loan	4.25%	07/23/2021			175	174,925
Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027			1,268	1,259,116
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	02/05/2027		$ 317	$ 315,498
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		4,347	3,877,191
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		3,005	2,977,699
NAS LLC
Revolver Loan(e)(f)	0.00%	06/01/2024		514	505,893
Term Loan(e)	7.50%	06/01/2024		5,081	5,004,723
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	11/18/2026		1,656	1,605,957
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026		3,989	3,973,013
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		194	186,022
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		886	879,346
Refinitiv US Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	10/01/2025		283	281,444
Speedster Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/14/2027	EUR	790	934,428
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		4,030	3,981,812
Sportradar Capital (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/27/2027	EUR	233	278,855
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/30/2025		1,792	1,796,292
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 6.00%)(e)	5.98%	03/20/2027		541	535,209
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		1,998	1,972,792
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.40%	02/28/2025		826	814,605
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		964	953,079
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		133	131,581
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.50%	10/10/2024		111	105,759
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024		724	692,145
					53,613,093
Cable & Satellite Television–3.73%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.89%	07/15/2025			444	428,420
Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	01/31/2026			168	162,021
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.15%	01/03/2025			1,845	1,820,475
Charter Communications Operating LLC, Term Loan B-1 (1 mo. USD LIBOR + 1.75%) (Acquired 11/23/2020; Cost $11,109)(i)	1.90%	04/30/2025			11	11,131
CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.39%	01/15/2026			337	329,476
Term Loan (1 mo. USD LIBOR + 2.25%)	2.39%	07/17/2025			888	868,738
Term Loan (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2027			233	228,688
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.19%	12/18/2024			843	839,671
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.24%	08/14/2026			384	380,070
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.14%	04/15/2028			1,067	1,048,601
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.39%	04/30/2028			255	250,289
Term Loan B-1(d)	–	01/31/2029			1,610	1,597,411
Term Loan B-2(d)	–	01/31/2029			1,610	1,597,411
Virgin Media Bristol LLC (United Kingdom)
Term Loan	3.25%	01/15/2029	EUR		228	273,765
Term Loan	3.25%	01/15/2029			1,999	1,988,256
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.64%	01/31/2028			4,611	4,531,908
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2028			1,337	1,310,713
						17,667,044
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Chemicals & Plastics–3.69%
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027		$ 614	$ 612,534
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		814	817,197
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.25%	08/27/2026		2,418	2,425,096
BASF Construction Chemicals (Germany)
Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	08/07/2027	EUR	166	198,462
Term Loan B-1(d)	–	07/30/2027	EUR	176	210,203
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.50%	05/16/2024		322	321,382
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.00%	05/16/2024		78	77,883
Colouroz Investment LLC (Germany)
First Lien PIK Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		1,088	1,013,323
First Lien PIK Term Loan B-4, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/06/2021	EUR	7	8,278
First Lien PIK Term Loan B-5, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/07/2021	EUR	9	10,325
First Lien PIK Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		171	158,810
First Lien PIK Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR	222	247,491
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		245	244,860
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	2.72%	08/07/2024		234	230,317
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	10/20/2024		37	36,331
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	245	292,612
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	3.15%	03/28/2025		889	864,901
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	6.90%	03/30/2026		379	356,650
Kersia (France), Delayed Draw Term Loan B(f)	0.00%	11/30/2027	EUR	31	37,447
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026		149	125,509
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	01/31/2025		340	317,557
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	06/30/2027		707	707,055
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.72%	03/02/2026		2,358	2,328,155
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(e)	3.75%	11/14/2025		509	492,539
Oxea Corp.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	506	591,077
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.75%	10/14/2024		1,243	1,196,804
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	147	164,962
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.02%	02/27/2026		406	365,613
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	4.75%	11/19/2027		433	431,826
PQ Corp.
Term Loan B(d)	–	02/07/2027		1,035	1,035,152
Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.46%	02/07/2027		222	217,548
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	10/01/2025		1,178	1,159,277
Univar, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.00%)	2.15%	07/01/2026		218	214,256
					17,511,432
Clothing & Textiles–0.90%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	09/27/2024		98	97,214
Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024		146	146,057
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.37%	05/01/2024		222	194,151
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(e)	4.40%	05/17/2026		354	352,691
Mascot Bidco Oy (Finland)
Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	724	822,984
Term Loan B-2(d)	–	03/30/2026	EUR	219	257,877
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–(continued)
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		$ 2,417	$ 2,371,391
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	04/25/2025		28	26,436
					4,268,801
Conglomerates–0.35%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	10/01/2026			397	394,316
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			895	853,576
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			259	246,524
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			193	168,122
						1,662,538
Containers & Glass Products–3.57%
Berlin Packaging LLC
Term Loan	3.23%	11/07/2025			83	80,695
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.23%	11/07/2025			647	632,173
Berry Global, Inc.
Term Loan W (3 mo. USD LIBOR + 2.00%)	2.13%	10/01/2022			195	194,828
Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.13%	07/01/2026			4,395	4,325,869
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	3.48%	04/03/2024			180	172,326
Consolidated Container Co. LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	06/14/2026			560	553,835
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(e)	5.00%	03/21/2024			2,475	2,251,827
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	3.23%	06/29/2025			990	968,099
Term Loan (3 mo. USD LIBOR + 3.25%)	4.00%	12/29/2023			20	19,766
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			517	508,648
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	10/21/2024			166	164,548
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027			367	366,765
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			1,994	1,724,897
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,131	1,324,205
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		732	856,948
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR		583	689,065
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/30/2022			45	44,629
Libbey Glass, Inc.
Term Loan (1 mo. USD LIBOR + 3.00%)	5.75%	04/09/2021			329	54,880
Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	11/12/2025			697	693,927
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027			479	474,995
Refresco Group N.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR		145	172,647
Reynolds Group Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.40%	02/16/2026			482	474,711
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.00%	10/17/2024			195	191,877
						16,942,160
Cosmetics & Toiletries–0.97%
Alphabet Holding Co., Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.90%	09/26/2025			812	795,974
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	3.97%	08/11/2025			467	231,755
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.38%	04/05/2025			2,949	2,789,137
KDC/One (Canada), Term Loan(d)	–	12/22/2025	EUR		54	63,916
Parfums Holding Co., Inc., First Lien Term Loan(d)	–	06/30/2024			343	337,629
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)(e)	5.25%	06/05/2026	EUR		311	368,711
						4,587,122
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Drugs–0.63%
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.25%	05/17/2026		$ 32	$ 31,855
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		1,282	1,248,619
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.10%	11/15/2027		17	16,498
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.89%	11/27/2025		1,206	1,190,531
Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	06/02/2025		492	487,097
					2,974,600
Ecological Services & Equipment–0.64%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		691	679,977
GFL Environmental, Inc. (Canada), Incremental Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/30/2025		803	802,523
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025		165	161,561
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026		105	95,565
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.25%	10/29/2028		729	728,553
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	02/06/2026		618	561,968
					3,030,147
Electronics & Electrical–10.27%
Applied Systems, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	09/19/2025		58	58,303
AQA Acquisition Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	12/01/2027		512	510,456
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	10/22/2028		111	112,544
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	04/18/2025		351	346,857
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.72%	12/18/2025		595	585,437
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	04/06/2026		516	508,509
Dedalus Finance GmbH (Germany)
Term Loan B(d)	–	07/16/2027	EUR	369	442,614
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	07/16/2027	EUR	249	297,927
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/15/2027		2,610	2,589,634
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	10/07/2028		358	361,120
Devoteam (Castillon SAS - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/09/2027	EUR	221	262,709
Diebold Nixdorf, Inc.
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.94%	11/06/2023		1,240	1,192,467
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	615	702,965
E2open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/29/2027		723	718,711
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/06/2026		912	893,918
Exact Holding N.V., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	09/17/2027		198	197,101
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		479	464,888
Go Daddy Operating Co. LLC, Term Loan B(d)	–	08/12/2027		2,207	2,202,466
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025		206	207,265
IGT Holding IV AB (Sweden), Term Loan B (3 mo. USD LIBOR + 3.50%)	4.75%	07/29/2024		1,040	1,019,067
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		562	541,474
Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		619	615,147
ION Corp.
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR	679	809,233
Term Loan (3 mo. USD LIBOR + 4.25%)	4.52%	10/02/2025		398	393,541
LogMeIn, Term Loan B(d)	–	08/28/2027		3,071	3,039,681
Marcel Bidco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/16/2026		415	413,480
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		1,827	1,821,321
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		1,048	1,040,248
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.27%	03/06/2026		462	460,398
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
MTS Systems Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	07/05/2023		$ 242	$ 241,665
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		1,380	1,222,895
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/28/2026		1,536	1,518,214
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		1,661	1,589,344
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024		565	546,666
Oberthur Technologies of America Corp., Term Loan B (1 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	1,000	1,182,121
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	05/30/2025		48	47,798
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		417	347,001
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		1,795	1,585,496
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		1,216	1,116,019
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023		868	860,109
Term Loan (6 mo. USD LIBOR + 4.50%)	5.50%	07/07/2023		396	392,203
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025		3,552	3,447,806
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.15%	05/29/2026		242	237,531
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		2,364	2,145,661
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	10/31/2025		1,193	1,130,361
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.15%	11/02/2026		180	148,312
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.88%)	2.02%	10/31/2025		138	136,593
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		650	645,249
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.75%	03/05/2027		53	52,021
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		356	351,357
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	04/16/2025		270	266,107
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	1.90%	04/16/2025		2,008	1,983,718
Sybil Software LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	3.25%	09/29/2023		270	269,140
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.90%	06/30/2026		203	199,772
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	05/04/2026		1,919	1,910,324
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		68	69,173
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026		275	276,226
Veritas US, Inc., Term Loan B-1(d)	–	08/13/2025	EUR	203	243,608
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		996	988,975
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.15%	06/02/2025		752	752,418
					48,713,364
Equipment Leasing–0.24%
Boels Topholding B.V. (Netherlands), Term Loan B (d)	–	02/06/2027	EUR		388	463,849
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	1.97%	10/06/2023			704	694,387
						1,158,236
Financial Intermediaries–1.08%
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.15%	07/19/2025			69	67,617
Evergood 4 APS (Denmark), Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR		321	383,994
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)	11.50%	05/09/2024			98	101,787
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.97%	02/10/2027			466	465,868
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.89%	11/12/2026			230	226,403
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			2,929	2,907,135
Saphilux S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		250	295,937
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		423	499,634
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025		$ 177	$ 175,287
					5,123,662
Food Products–3.80%
AMCP Pet Holdings, Inc.
Delayed Draw Term Loan(e)(f)	0.00%	10/05/2026			671	657,917
Revolver Loan(e)(f)	0.00%	10/05/2026			336	328,959
Term Loan B(e)	7.25%	10/05/2026			2,350	2,302,710
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	12/18/2026			875	875,206
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan(d)	–	02/07/2027	EUR		231	272,499
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	7.25%	01/04/2022			1,901	1,875,967
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.90%	01/28/2028	EUR		62	73,480
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.90%	01/29/2028			441	441,709
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			171	170,787
Term Loan (1 mo. USD LIBOR + 3.69%)	3.83%	05/23/2025			2,168	2,129,331
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	05/01/2026			5,602	5,530,784
Manna Pro Products LLC
Delayed Draw Term Loan(e)	1.00%	12/08/2023			218	216,051
Delayed Draw Term Loan(e)(f)	0.00%	12/08/2023			54	53,451
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)(e)	7.00%	12/08/2023			909	900,163
Shearer’s Foods LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027			1,470	1,469,029
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	09/15/2028			232	230,087
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR		427	505,082
						18,033,212
Food Service–3.59%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.90%	03/11/2025			70	68,116
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	01/15/2027			164	159,515
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			402	366,447
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.22%	02/06/2025			38	37,604
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.22%	02/06/2025			444	437,055
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		698	817,020
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.81%	02/07/2025	GBP		371	483,690
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	07/20/2025			814	792,703
IRB Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027			1,004	997,084
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	11/19/2026			10,568	10,300,340
NPC International, Inc., Second Lien Term Loan(g)(j)	0.00%	04/18/2025			239	18,205
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	08/15/2026			75	72,379
Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	06/27/2023			1,517	1,471,684
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024			1,024	1,028,104
						17,049,946
Health Care–3.74%
Acadia Healthcare Co., Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.65%	02/16/2023			653	649,387
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/10/2025	EUR		379	452,339
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.75%	02/11/2026			665	662,897
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Biogroup-LCD (France)
Term Loan(d)	–	04/25/2026	EUR	242	$ 290,088
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	04/25/2026	EUR	290	347,326
Curium Bidco S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	10/28/2027		$ 738	735,267
Dentalcorp Perfect Smile ULC (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		24	23,442
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	8.50%	06/08/2026		655	652,021
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR	199	236,139
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		505	504,966
EyeCare Partners, LLC
Delayed Draw Term Loan	3.90%	02/05/2027		1	1,064
Delayed Draw Term Loan(f)	0.00%	02/05/2027		12	11,354
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	02/05/2027		55	52,956
Financiere N (Luxembourg), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	80	93,214
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024		29	28,179
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025		1,037	1,025,697
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	10/27/2022		90	89,387
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.40%	08/06/2026		1,128	1,124,860
IQVIA, Inc.
Incremental Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	1.90%	01/17/2025		87	86,559
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	1.90%	03/07/2024		53	52,457
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.97%	06/11/2025		18	17,771
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	918	1,030,167
MED ParentCo L.P.
Delayed Draw Term Loan(d)	–	08/31/2026		0	6
Delayed Draw Term Loan(f)	0.00%	08/31/2026		0	3
Milano Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	08/13/2027		1,116	1,108,993
Neuraxpharm (Cerebro BidCo / Blitz F20-80 GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	218	260,656
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.55%	08/21/2026	GBP	172	225,563
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.41%	06/30/2025		236	231,201
Packaging Coordinators Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	09/25/2027		884	877,465
Precision Medicine Group LLC
Delayed Draw Term Loan(e)(f)	0.00%	10/30/2027		150	148,569
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.50%	10/30/2027		1,146	1,139,032
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	1,729	1,586,898
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027		1,330	1,318,334
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/23/2026		167	167,321
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024		5	4,984
Terveys-ja hoivapalvelut Suomi Oy (Finland), Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR	333	390,615
Unilabs Diagnostics AB (Sweden), Revolver Loan(e)(f)	0.00%	04/01/2021	EUR	768	903,166
Upstream Newco, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	4.65%	10/22/2026		299	294,914
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.65%	08/27/2025		323	322,791
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(e)	4.75%	10/20/2026		603	601,178
					17,749,226
Home Furnishings–1.65%
Hayward Industries, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.50%	08/04/2026			99	97,806
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		390	331,922
Mattress Firm, Inc., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/24/2027			1,346	1,339,182
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			485	487,774
Second Lien Term Loan	8.50%	08/10/2023			1,821	1,654,173
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.40%	06/15/2025		$ 1,166	$ 1,148,900
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	09/25/2024		1,403	1,371,709
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025		330	315,095
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027		1,066	1,063,305
					7,809,866
Industrial Equipment–2.36%
Alliance Landry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			166	165,929
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		359	422,321
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	10/01/2025			15	15,308
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			200	197,739
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	01/31/2024			17	17,036
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.90%	06/27/2026			414	402,949
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	4.74%	04/16/2026			339	332,818
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023			52	50,940
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			56	55,678
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024			272	267,643
Filtration Group Corp., Term Loan A (1 mo. USD LIBOR + 3.75%)	4.50%	03/29/2025			127	127,216
Gardner Denver, Inc.
Term Loan (1 mo. USD LIBOR + 2.75%)	2.90%	03/01/2027			136	135,175
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.90%	03/31/2027			473	465,118
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027			1,796	1,767,331
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(e)	2.23%	01/02/2027			115	113,660
Kantar (United Kingdom)
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.00%	10/23/2024			1,000	984,375
Term Loan B (3 mo. EURIBOR + 5.00%)	4.75%	12/04/2026	EUR		700	836,150
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025			267	264,893
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	5.00%	03/08/2025			418	311,145
Robertshaw US Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026			388	301,632
S2P Acquisiton Borrower, Inc., First Lien Term Loan(d)	–	08/14/2026			482	477,571
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	01/31/2024			108	105,944
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B(d)	–	07/30/2027			3,355	3,351,468
						11,170,039
Insurance–0.43%
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			172	171,478
AmWINS Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	01/25/2024			135	134,938
Financiere CEP (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	06/18/2027	EUR		374	449,793
Ryan Specialty Group LLC, Term Loan(d)	–	07/23/2027			1,116	1,113,230
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	12/31/2025			169	165,298
						2,034,737
Leisure Goods, Activities & Movies–4.18%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			3,510	3,429,744
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.23%	04/22/2026			360	274,461
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2023			1,945	1,944,442
Crown Finance US, Inc.
Term Loan(d)	–	02/28/2025	EUR		123	114,467
Term Loan (3 mo. USD LIBOR + 2.25%)	2.77%	02/28/2025			1,090	842,427
Term Loan (3 mo. USD LIBOR + 2.50%)	3.02%	09/20/2026			1,832	1,399,015
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023			585	576,566
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Dorna Sports S.L. (Spain)
Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	3.86%	04/12/2024		$ 1,012	$ 985,800
Term Loan B-2(d)	–	05/03/2024	EUR	116	136,508
Fitness International LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	04/18/2025		284	239,866
HNVR Holdco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2023	EUR	1,882	2,008,617
Invictus Media S.L.U. (Spain)
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR	455	450,999
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR	273	270,857
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/30/2027		250	46,305
PIK Term Loan, 6.00% PIK Rate, 2.75% Cash Rate(h)	6.00%	09/25/2025		193	165,292
PIK Term Loan, 8.75% PIK Rate(e)(h)	8.75%	09/30/2025		247	117,166
Term Loan (1 mo. USD LIBOR + 6.00%)	6.00%	09/25/2023		113	111,127
Live Nation Entertainment, Inc., Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.94%	10/19/2026		105	101,390
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/25/2027	EUR	620	721,907
Merlin Entertainments PLC (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR	333	379,620
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	3.47%	11/12/2026		39	36,683
Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	3.47%	11/12/2026		5	4,821
Parques Reunidos (Spain)
Incremental Term Loan B-2(d)	–	09/27/2026	EUR	580	685,701
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	1,533	1,693,655
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	02/22/2024		57	54,396
SeaWorld Parks & Entertainment, Inc., Term Loan B-5(d)	–	04/01/2024		886	847,362
UFC Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026		221	218,294
USF S&H Holdco LLC
Term Loan A (1 mo. USD LIBOR + 0.15%)(e)	0.15%	06/30/2025		63	62,496
Term Loan A(e)(f)	0.00%	06/30/2025		205	205,344
Term Loan B(e)	3.23%	06/30/2025		1,631	1,630,681
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	85	89,053
					19,845,062
Lodging & Casinos–3.81%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026		965	957,793
Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	02/01/2026		279	263,495
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		888	892,027
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	387	418,052
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	1,841	2,037,336
Ballys Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	05/10/2026		745	717,934
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	06/30/2025		688	682,993
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	12/23/2024		5,342	5,178,534
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		1,093	1,057,113
ESH Hospitality, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	09/18/2026		23	22,296
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	2.15%	11/30/2023		58	56,732
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.90%	06/22/2026		605	591,136
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	2.65%	05/29/2026		767	752,953
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.15%	05/11/2024		160	154,489
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	08/14/2024		57	54,934
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.72%	07/10/2025		1,990	1,997,121
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		1,945	1,893,484
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	12/20/2024	$ 311	$ 304,036
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	05/30/2025	15	14,378
				18,046,836
Nonferrous Metals & Minerals–0.77%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/21/2025		583	579,676
Covia Holdings Corp., Term Loan(g)(j)	0.00%	06/01/2025		1,270	1,025,641
Form Technologies LLC, First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	01/28/2022		1,065	1,014,584
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		886	886,244
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025		153	133,738
					3,639,883
Oil & Gas–4.61%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024		309	277,784
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	3.73%	09/30/2024		1,261	1,249,226
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/21/2025		1,451	1,185,844
California Resources Corp.
Jr. DIP Term Loan(d)(e)	–	01/23/2021		722	722,495
Term Loan (1 mo. USD LIBOR + 10.38%)	0.00%	12/31/2021		1,137	35,996
Term Loan (1 mo. USD LIBOR + 4.75%)	0.00%	12/31/2022		1,418	533,493
Centurion Pipeline Co. LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	09/29/2025		417	411,436
Term Loan B-1(d)(e)	–	09/29/2025		431	427,482
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.65%	03/06/2023		1,953	1,246,661
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025		1,136	981,364
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%)(e)	9.75%	08/04/2021		139	138,896
DIP Delayed Draw Term Loan(e)(f)	0.00%	08/04/2021		1,253	1,250,062
First Lien Term Loan(j)	0.00%	04/11/2022		9,313	2,173,137
Second Lien Term Loan(j)	0.00%	04/11/2023		2,764	4,229
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024		1,012	536,387
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		1,189	578,156
Lower Cadence Holdings LLC, Term Loan	4.16%	05/22/2026		274	262,231
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025		634	591,823
McDermott International Ltd.
LOC(e)(f)	0.00%	06/30/2024		2,136	1,954,541
PIK Term Loan, 3.00% PIK Rate, 1.15% Cash Rate(h)	1.15%	06/30/2025		479	326,117
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.15%	06/30/2024		92	75,587
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	09/29/2025		181	178,530
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		1,403	1,349,373
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)(e)	8.50%	07/31/2022		1,501	1,381,088
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(e)(g)(j)	0.00%	07/16/2021		10	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	7.23%	03/19/2024		2,444	1,821,058
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	4.90%	03/11/2026		1,150	1,081,344
Seadrill Operating L.P.
Revolver Loan (1 mo. USD LIBOR + 10.00%)(e)	0.27%	02/21/2021		340	345,432
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021		6,182	657,662
Southcross Energy Partners L.P., Revolver Loan(e)(f)	0.00%	01/31/2025		79	74,104
					21,851,538
Publishing–1.98%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	04/11/2025		115	114,540
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024		261	261,058
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		$ 3,816	$ 3,556,054
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.71%	08/21/2026		3,432	3,238,938
Nielsen Finance LLC
Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.16%	10/04/2023		77	76,027
Term Loan B-5(d)	–	06/30/2025		2,145	2,152,732
					9,399,349
Radio & Television–0.94%
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.66%	01/02/2026			18	17,775
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.40%	01/17/2024			417	412,352
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.90%	09/18/2026			2,515	2,490,056
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	01/03/2024			21	20,868
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.65%	09/30/2026			1,566	1,535,820
						4,476,871
Rail Industries–0.05%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.22%	12/30/2026			238	236,511
Retailers (except Food & Drug)–2.58%
Action Holding B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.50%	01/18/2027	EUR		450	535,701
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.65%	12/18/2026			343	279,944
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027			1,727	1,716,044
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028			402	405,835
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/15/2027			594	590,503
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR		282	301,357
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR		146	155,786
Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR		518	554,343
Term Loan B-4 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR		320	342,287
Term Loan B-5 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR		72	76,993
Term Loan B-6 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR		249	266,896
Term Loan B-7 (3 mo. EURIBOR + 3.50%)	3.50%	08/12/2022	EUR		239	255,957
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023			3,284	3,109,550
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	03/11/2022			3,677	3,663,412
						12,254,608
Surface Transport–0.45%
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			337	320,896
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024			139	138,346
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	06/26/2021			1,663	1,494,179
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.64%	02/24/2025			176	175,671
						2,129,092
Telecommunications–7.09%
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	09/15/2027			34	34,204
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.40%	03/15/2027			4,477	4,385,866
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			1,209	1,124,579
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			7	6,508
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027			1,522	1,525,097
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027			276	274,171
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Frontier Communications Corp.
DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021		$ 1,147	$ 1,150,672
Term Loan B-1	4.50%	06/15/2024		1,331	1,331,014
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	09/24/2025		625	623,606
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/16/2024		722	716,506
Inmarsat Finance PLC (United Kingdom), Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026		1,466	1,465,861
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan(g)	3.60%	07/13/2021		158	162,242
DIP Term Loan(f)(g)	0.00%	07/13/2021		53	54,081
Term Loan B-3(g)(k)	0.00%	11/27/2023		2,785	2,829,025
Term Loan B-5(g)(k)	8.63%	01/02/2024		1,409	1,435,555
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026		213	213,213
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	03/01/2027		1,758	1,720,532
Masmovil (Lorca Finco PLC) (Spain), Term Loan B(d)	–	07/02/2027	EUR	653	783,834
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 2.25%)	1.90%	08/15/2026		14	13,919
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.64%	11/30/2025		2,008	1,757,786
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.89%	11/30/2026		1,024	543,634
MTN Infrastructure TopCo, Inc.
Incremental Term Loan(d)	–	11/17/2024		178	178,390
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	11/15/2024		773	762,741
Project Jerico (France), Term Loan B(d)	–	11/22/2026	EUR	309	363,454
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026		76	75,438
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.90%	04/11/2025		197	194,773
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.00%	03/09/2023		420	364,979
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026		5,726	5,606,920
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	6.50%	05/02/2023		2,726	2,425,370
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		1,543	1,488,724
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	02/20/2027		31	30,787
					33,643,481
Utilities–5.57%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.23%	10/25/2025			11	10,200
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025			97	97,542
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022			650	634,081
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025			343	340,196
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	01/15/2025			12	11,453
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.50%)	2.40%	01/15/2024			3,617	3,604,569
Term Loan (2 mo. USD LIBOR + 2.75%)	2.40%	04/05/2026			5,538	5,490,091
Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	08/12/2026			1,764	1,741,730
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025			1,402	1,400,928
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.75%	12/17/2021			2,303	2,303,348
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	8.25%	12/19/2022			555	553,787
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026			2,435	2,432,060
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026			1,706	1,631,291
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.15%	08/28/2025			64	64,515
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2026			605	563,280
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			2,643	2,404,037
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			149	135,591
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	$ 1,390	$ 1,377,341
Pike Corp., Term Loan B(d)	–	07/24/2026	148	147,862
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025	516	505,264
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.40%	03/27/2026	745	704,276
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.40%	03/27/2026	80	75,308
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023	211	208,815
				26,437,565
Total Variable Rate Senior Loan Interests (Cost $502,693,558)					480,635,764
U.S. Dollar Denominated Bonds & Notes–11.35%
Aerospace & Defense–0.84%
Spirit AeroSystems, Inc.(l)	5.50%	01/15/2025		208	221,260
TransDigm, Inc.(l)	8.00%	12/15/2025		1,270	1,388,745
TransDigm, Inc.(l)	6.25%	03/15/2026		2,253	2,391,008
					4,001,013
Air Transport–1.23%
Delta Air Lines, Inc.(l)	7.00%	05/01/2025		359	410,459
Delta Air Lines, Inc./SkyMiles IP Ltd.(l)	4.50%	10/20/2025		1,305	1,378,771
Delta Air Lines, Inc./SkyMiles IP Ltd.(l)	4.75%	10/20/2028		1,804	1,944,699
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025		1,477	1,384,642
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(l)	6.50%	06/20/2027		652	708,235
					5,826,806
Automotive–0.15%
Allison Transmission, Inc.(l)	5.88%	06/01/2029		531	592,790
Tenneco, Inc.(l)	7.88%	01/15/2029		114	125,970
					718,760
Building & Development–0.69%
American Builders & Contractors Supply Co., Inc.(l)	4.00%	01/15/2028		486	505,046
Beacon Roofing Supply, Inc.(l)	4.50%	11/15/2026		175	182,383
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(l)	5.75%	05/15/2026		2,643	2,436,516
Forterra Finance LLC/FRTA Finance Corp.(l)	6.50%	07/15/2025		113	120,876
					3,244,821
Business Equipment & Services–0.69%
Advantage Sales & Marketing, Inc.(l)	6.50%	11/15/2028		490	501,944
Dun & Bradstreet Corp. (The)(l)	6.88%	08/15/2026		177	189,943
Prime Security Services Borrower LLC/Prime Finance, Inc.(l)	3.38%	08/31/2027		981	969,964
Prime Security Services Borrower LLC/Prime Finance, Inc.(l)	5.75%	04/15/2026		1,470	1,596,787
					3,258,638
Cable & Satellite Television–1.47%
Altice Financing S.A. (Luxembourg)(l)	5.00%	01/15/2028		194	198,401
Altice Financing S.A. (Luxembourg)(l)	7.50%	05/15/2026		854	902,038
Altice France S.A. (France)(l)	5.50%	01/15/2028		328	342,432
Altice France S.A. (France)(l)	8.13%	02/01/2027		832	917,193
CSC Holdings LLC(l)	5.75%	01/15/2030		180	194,444
CSC Holdings LLC(l)	5.50%	05/15/2026		2,666	2,775,972
Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030		1,018	1,068,136
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
Virgin Media Secured Finance PLC (United Kingdom)(l)	5.50%	08/15/2026	$ 554	$ 580,595
				6,979,211
Containers & Glass Products–0.00%
Reynolds Group Issuer, Inc./LLC(l)	5.13%	07/15/2023		7	7,089
Electronics & Electrical–1.77%
CommScope, Inc.(l)	5.50%	03/01/2024		163	167,705
CommScope, Inc.(l)	6.00%	03/01/2026		2,357	2,489,734
Dell International LLC/EMC Corp.(l)	6.20%	07/15/2030		777	988,314
Dell International LLC/EMC Corp.(l)	5.30%	10/01/2029		2,123	2,566,422
Diebold Nixdorf, Inc.(l)	9.38%	07/15/2025		1,078	1,185,126
Energizer Holdings, Inc.(l)	4.38%	03/31/2029		528	539,590
Riverbed Technology, Inc.(l)	8.88%	03/01/2023		663	464,100
					8,400,991
Food Service–0.25%
1011778 BC ULC/New Red Finance, Inc. (Canada)(l)	5.75%	04/15/2025		277	296,177
eG Global Finance PLC (United Kingdom)(l)	6.75%	02/07/2025		865	896,572
					1,192,749
Health Care–0.07%
Global Medical Response, Inc.(l)	6.50%	10/01/2025		314	323,812
Industrial Equipment–0.77%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(l)	7.38%	08/15/2026		2,987	2,740,572
Vertical Holdco GmbH (Germany)(l)	7.63%	07/15/2028		402	431,396
Vertical US Newco, Inc. (Germany)(l)	5.25%	07/15/2027		442	464,929
					3,636,897
Leisure Goods, Activities & Movies–0.12%
AMC Entertainment Holdings, Inc.(l)	10.50%	04/15/2025		415	333,556
SeaWorld Parks & Entertainment, Inc.(l)	8.75%	05/01/2025		231	248,181
					581,737
Lodging & Casinos–0.81%
Caesars Entertainment, Inc.(l)	6.25%	07/01/2025		1,962	2,094,916
ESH Hospitality, Inc.(l)	5.25%	05/01/2025		755	774,989
ESH Hospitality, Inc.(l)	4.63%	10/01/2027		973	989,054
					3,858,959
Oil & Gas–0.00%
Pacific Drilling S.A.(g)(l)	8.38%	10/01/2023		48	9,570
Publishing–0.19%
Clear Channel Worldwide Holdings, Inc.(l)	5.13%	08/15/2027		885	894,956
Radio & Television–1.09%
Diamond Sports Group LLC/Diamond Sports Finance Co.(l)	5.38%	08/15/2026		4,272	3,318,810
iHeartCommunications, Inc.	6.38%	05/01/2026		637	675,723
iHeartCommunications, Inc.(l)	4.75%	01/15/2028		194	196,388
iHeartCommunications, Inc.(l)	5.25%	08/15/2027		427	438,397
Nexstar Broadcasting, Inc.(l)	5.63%	07/15/2027		491	524,297
					5,153,615
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–1.07%
Avaya, Inc.(l)	6.13%	09/15/2028		$ 1,181	$ 1,248,907
Cablevision Lightpath LLC(l)	3.88%	09/15/2027		180	182,223
CenturyLink, Inc.(l)	4.00%	02/15/2027		415	429,575
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(l)	6.75%	10/01/2026		341	353,907
Consolidated Communications, Inc.(l)	6.50%	10/01/2028		276	299,579
Frontier Communications Corp.(l)	5.88%	10/15/2027		395	415,984
Goodman Networks, Inc.	8.00%	05/11/2022		1,869	1,046,974
Radiate Holdco LLC/Radiate Finance, Inc.(l)	4.50%	09/15/2026		81	84,443
Windstream Escrow LLC/Windstream Escrow Finance Corp.(l)	7.75%	08/15/2028		1,007	1,017,281
					5,078,873
Utilities–0.14%
Calpine Corp.(l)	4.50%	02/15/2028		165	170,610
Calpine Corp.(l)	5.25%	06/01/2026		402	417,095
Vistra Operations Co. LLC(l)	4.30%	07/15/2029		49	54,894
					642,599
Total U.S. Dollar Denominated Bonds & Notes (Cost $54,385,434)					53,811,096
			Shares
Common Stocks & Other Equity Interests–6.01%(m)
Aerospace & Defense–1.25%
IAP Worldwide Services, Inc.(e)(n)				342	5,954,481
Automotive–0.09%
ThermaSys Corp.(n)				676,996	152,324
Transtar Holding Co., Class A(n)				2,935,894	264,230
					416,554
Building & Development–0.02%
Five Point Holdings LLC, Class A(n)				19,250	108,570
Lake at Las Vegas Joint Venture LLC, Class A(e)(n)				780	0
Lake at Las Vegas Joint Venture LLC, Class B(e)(n)				9	0
					108,570
Business Equipment & Services–0.16%
Checkout Holding Corp.(n)				6,741	5,056
Crossmark Holdings, Inc.(e)(n)				4,048	741,497
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)(n)				744	0
					746,553
Conglomerates–0.00%
Euramax International, Inc.(e)(n)				3,272	0
Drugs–0.03%
Envigo RMS Holding Corp., Class B(e)(n)				18,639	128,236
Financial Intermediaries–0.00%
RJO Holdings Corp.(e)(n)				2,851	2,851
RJO Holdings Corp., Class A(e)(n)				2,314	2,315
RJO Holdings Corp., Class B(e)(n)				3,000	30
					5,196
Health Care–0.00%
New Millennium Holdco(e)(n)				136,135	0
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Leisure Goods, Activities & Movies–0.21%
USF S&H Holdco LLC(e)	1,697	$ 1,000,429
Lodging & Casinos–0.80%
Bally’s Corp.	72,757	3,232,593
Caesars Entertainment, Inc.(n)	8,413	573,094
		3,805,687
Oil & Gas–0.28%
AF Global, Inc.(n)	498	4,980
Fieldwood Energy LLC(n)	18,762	0
Fieldwood Energy LLC(n)	5,065	0
HGIM Corp.(n)	2,553	957
HGIM Corp., Wts. expiring 07/02/2043(n)	11,411	4,279
McDermott International Ltd.(n)	210,471	233,623
NexTier Oilfield Solutions, Inc.(n)	44,006	123,217
Pacific Drilling S.A.(g)(n)	1	0
Paragon Offshore Finance Co., Class A(g)(n)	2,645	794
Paragon Offshore Finance Co., Class B(g)(n)	1,323	9,261
Samson Investment Co., Class A(n)	84,254	273,826
Southcross Energy Partners L.P.(n)	46,172	6,464
Transocean Ltd.(n)	191,873	354,965
Tribune Resources, Inc.(n)	382,888	306,310
Tribune Resources, Inc., Wts., expiring 04/03/2023(n)	99,132	2,973
		1,321,649
Publishing–1.60%
Clear Channel Outdoor Holdings, Inc.(n)	264,909	400,013
F&W Publications, Inc.(e)(n)	18,385	0
MC Communications LLC(e)(n)	739,818	0
Merrill Communications LLC, Class A(n)	326,686	7,187,092
		7,587,105
Radio & Television–0.24%
iHeartMedia, Inc., Class A(n)	19,360	231,449
iHeartMedia, Inc., Class B	17	130
iHeartMedia, Inc., Wts., expiring 05/01/2039	93,283	909,509
		1,141,088
Retailers (except Food & Drug)–0.08%
Claire’s Stores, Inc.	446	105,925
Fullbeauty Brands Holdings Corp.(n)	2,311	5,315
Payless, Inc., Class A(e)(n)	82,769	829
Toys ’R’ Us-Delaware, Inc.(n)	16	435
Toys ’R’ Us-Delaware, Inc.(n)	17	41,828
Vivarte S.A.S.(e)(n)	233,415	241,398
		395,730
Surface Transport–0.30%
Commercial Barge Line Co.(n)	4,992	202,176
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045(n)	19,526	468,624
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045(n)	15,443	513,480
Commercial Barge Line Co., Wts., expiring 04/27/2045(n)	5,248	212,544
Commercial Barge Line Co., Wts., expiring 04/30/2045(n)	15,443	6,542
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

			Shares		Value
Surface Transport–(continued)
Commercial Barge Line Co., Wts., expiring 08/18/2030(n)				19,526	$ 6,203
					1,409,569
Telecommunications–0.00%
Goodman Networks, Inc.(e)(n)				117,618	0
Utilities–0.95%
Vistra Corp.				219,648	4,103,024
Vistra Operations Co. LLC(e)(n)				527,664	0
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(n)				357,798	402,702
					4,505,726
Total Common Stocks & Other Equity Interests (Cost $48,303,545)					28,526,573
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–2.00%
Automotive–0.16%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(l)(o)	4.88%	04/15/2024	EUR	641	767,232
Building & Development–0.06%
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(l)(o)	5.13%	11/15/2022	EUR	100	101,392
Haya Real Estate S.A. (Spain)(l)	5.25%	11/15/2022	EUR	198	198,999
					300,391
Cable & Satellite Television–0.25%
Altice Financing S.A. (Luxembourg)(l)	3.00%	01/15/2028	EUR	260	299,081
Altice Finco S.A. (Luxembourg)(l)	4.75%	01/15/2028	EUR	756	863,452
					1,162,533
Electronics & Electrical–0.04%
Centurion Bidco S.p.A. (Italy)(l)	5.88%	09/30/2026	EUR	148	180,439
Financial Intermediaries–0.76%
AnaCap Financial Europe S.A. SICAV-RAIF (Luxembourg) (3 mo. EURIBOR + 5.00%)(l)(o)	5.00%	08/01/2024	EUR	200	197,805
Cabot Financial Luxembourg II S.A. (United Kingdom) (3 mo. EURIBOR + 6.38%)(l)(o)	6.38%	06/14/2024	EUR	298	363,228
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(l)(o)	6.25%	05/01/2026	EUR	632	756,784
Garfunkelux Holdco 3 S.A. (Luxembourg)(l)	6.75%	11/01/2025	EUR	909	1,119,391
Newday Bondco PLC (Jersey)(l)	7.38%	02/01/2024	GBP	261	320,116
Newday Bondco PLC (Jersey) (3 mo. GBP LIBOR + 6.50%)(l)(o)	6.54%	02/01/2023	GBP	691	849,122
					3,606,446
Home Furnishings–0.55%
Very Group Funding PLC (The) (United Kingdom)(l)	7.75%	11/15/2022	GBP	1,952	2,632,171
Leisure Goods, Activities & Movies–0.03%
Marcolin S.p.A. (Italy) (3 mo. EURIBOR + 4.13%)(l)(o)	4.13%	02/15/2023	EUR	118	130,916
Lodging & Casinos–0.15%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(l)(o)	5.38%	07/15/2025	GBP	628	730,264
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,342,128)					9,510,392
Asset-Backed Securities–0.50%
Structured Products–0.50%
Avoca CLO XVII DAC, Series 17A, Class E-R (Netherlands) (3 mo. EURIBOR + 6.38%)(l)(o)	6.38%	10/15/2032	EUR	342	399,690
Clontarf Park CLO DAC, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(l)(o)	5.10%	08/05/2030	EUR	136	156,540
CVC Cordatus Loan Fund XVIII DAC, Series 18A, Class E (Ireland) (3 mo. EURIBOR + 5.83%)(l)(o)	1.00%	04/29/2034	EUR	355	411,747
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Structured Products–(continued)
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(l)(o)	4.96%	10/25/2028		$ 1,220	$ 1,220,007
OCP Euro CLO DAC, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(l)(o)	5.00%	01/15/2032	EUR	153	172,768
Total Asset-Backed Securities (Cost $2,312,562)					2,360,752
			Shares
Preferred Stocks–0.34%(m)
Automotive–0.02%
ThermaSys Corp., Series A				144,220	92,662
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2(e)				584	5,840
Oil & Gas–0.06%
Southcross Energy Partners L.P., Series A, Pfd.				292,193	170,933
Southcross Energy Partners L.P., Series B, Pfd.				84,193	119,975
					290,908
Surface Transport–0.26%
Commercial Barge Line Co., Series A, Pfd.				18,575	506,169
Commercial Barge Line Co., Series B, Pfd.				21,989	731,134
					1,237,303
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(e)				139,938	0
Total Preferred Stocks (Cost $1,888,555)					1,626,713
TOTAL INVESTMENTS IN SECURITIES(p)–121.54% (Cost $618,925,782)					576,471,290
BORROWINGS–(17.39)%					(82,500,000)
OTHER ASSETS LESS LIABILITIES–(4.15)%					(19,671,119)
NET ASSETS–100.00%					$474,300,171
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	This variable rate interest will settle after November 30, 2020, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $3,221,212, which represented less than 1% of the Fund’s Net Assets.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $62,574,901, which represented 13.19% of the Fund’s Net Assets.
(m)	Acquired as part of a bankruptcy restructuring.
(n)	Non-income producing security.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2020	Barclays Bank PLC	USD	1,938,202	GBP	1,463,373	$13,039
12/15/2020	Canadian Imperial Bank of Commerce	USD	2,016,879	GBP	1,522,562	13,283
01/15/2021	Canadian Imperial Bank of Commerce	EUR	441,677	USD	530,251	2,660
12/15/2020	Citibank, N.A.	USD	13,786,465	EUR	11,661,999	129,945
12/15/2020	Morgan Stanley and Co. International PLC	USD	13,791,014	EUR	11,661,999	125,397
12/15/2020	Morgan Stanley and Co. International PLC	USD	2,017,039	GBP	1,522,562	13,123
12/15/2020	State Street Bank & Trust Co.	USD	13,881,247	EUR	11,737,333	125,061
Subtotal—Appreciation						422,508
Currency Risk
12/15/2020	Barclays Bank PLC	EUR	11,687,090	USD	13,799,006	(147,347)
01/15/2021	Barclays Bank PLC	GBP	1,529,921	USD	2,027,011	(13,974)
12/15/2020	BNP Paribas S.A.	EUR	11,687,091	USD	13,801,341	(145,011)
12/15/2020	Canadian Imperial Bank of Commerce	GBP	1,510,059	USD	1,975,247	(38,243)
01/15/2021	Canadian Imperial Bank of Commerce	GBP	1,531,281	USD	2,029,083	(13,717)
12/15/2020	Citibank, N.A.	GBP	1,499,219	USD	1,961,011	(38,026)
01/15/2021	Citibank, N.A.	EUR	11,727,342	USD	13,875,921	(132,581)
01/15/2021	Morgan Stanley and Co. International PLC	EUR	12,021,703	USD	14,228,825	(131,295)
01/15/2021	Morgan Stanley and Co. International PLC	GBP	1,531,281	USD	2,029,261	(13,538)
12/15/2020	Royal Bank of Canada	EUR	11,687,150	USD	13,772,056	(174,368)
01/15/2021	Royal Bank of Canada	EUR	556,447	USD	660,545	(4,140)
12/15/2020	State Street Bank & Trust Co.	GBP	1,499,219	USD	1,960,933	(38,103)
01/15/2021	State Street Bank & Trust Co.	EUR	11,552,308	USD	13,677,320	(122,099)
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/15/2021	UBS AG	GBP	65,782	USD	87,205	$(551)
Subtotal—Depreciation						(1,012,993)
Total Forward Foreign Currency Contracts						$(590,485)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the nine months ended November 30, 2020, there were transfers from Level 3 to Level 2 of $7,393,641, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $3,743,487, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$432,828,574	$47,807,190	$480,635,764
U.S. Dollar Denominated Bonds & Notes	—	52,426,454	1,384,642	53,811,096
Common Stocks & Other Equity Interests	9,360,548	11,093,959	8,072,066	28,526,573
Non-U.S. Dollar Denominated Bonds & Notes	—	9,510,392	—	9,510,392
Asset-Backed Securities	—	2,360,752	—	2,360,752
Preferred Stocks	—	1,620,873	5,840	1,626,713
Total Investments in Securities	9,360,548	509,841,004	57,269,738	576,471,290
Other Investments - Assets*
Investments Matured	—	—	756,790	756,790
Forward Foreign Currency Contracts	—	422,508	—	422,508
	—	422,508	756,790	1,179,298
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,012,993)	—	(1,012,993)
Total Other Investments	—	(590,485)	756,790	166,305
Total Investments	$9,360,548	$509,250,519	$58,026,528	$576,637,595

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2020:
	Value 02/29/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/20
Variable Rate Senior Loan Interests	$37,381,845	$32,817,718	$(17,061,401)	$105,563	$(46,765)	$(997,291)	$3,001,162	$(7,393,641)	$47,807,190
Invesco Senior Loan Fund

	Value 02/29/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/20
U.S. Dollar Denominated Bonds & Notes	$1,695,694	$–	$(227,133)	$–	$0	$(83,919)	$-	$-	$1,384,642
Common Stocks & Other Equity Interests	8,142,105	1,717,916	(3,379,116)	–	(4,981,156)	5,829,992	742,325	-	8,072,066
Preferred Stocks	233,604	–	–	–	–	(227,764)	-	-	5,840
Investments Matured	593,174	190,102	(201,559)	24,637	(13,985)	164,421	-	-	756,790
Total	$48,046,422	$34,725,736	$(20,869,209)	$130,200	$(5,041,906)	$4,685,439	$3,743,487	$(7,393,641)	$58,026,528
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 11/30/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
IAP Worldwide Services, Inc.	$5,954,481	Enterprise Value	Multiple Last 12 Months Earnings Before Interest, Taxes, Depreciation, and Amortization	N/A N/A	6x $32.1million	(a)
(a)	The Fund fair values certain common equity securities using an enterprise value approach, which utilizes a multiple of the company’s last 12 months earnings before interest, taxes, depreciation, and amortization, which is then adjusted for outstanding debt and cash on hand. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Senior Loan Fund